Annual Total Returns - FidelityMagellanFund-KPRO - FidelityMagellanFund-KPRO - Fidelity Magellan Fund - Fidelity Magellan Fund - Class K	May 30, 2023
Bar Chart Table:
Annual Return 2013	35.44%
Annual Return 2014	14.19%
Annual Return 2015	4.16%
Annual Return 2016	5.34%
Annual Return 2017	26.63%
Annual Return 2018	(5.58%)
Annual Return 2019	31.31%
Annual Return 2020	28.49%
Annual Return 2021	26.98%
Annual Return 2022	(27.08%)